UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/12

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SuttonBrook Capital Management, LP
Address: 598 Madison Ave
         6th Fl
         New York, NY  10022

13F File Number:  028-10322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rich Potapchuk
Title:     CFO
Phone:     212 588-6600

Signature, Place, and Date of Signing:

 Rich Potapchuk     New York, NY     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $116,293 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMYLIN PHARMACEUTICALS INC     COM              032346108     9870   350000 SH       SOLE                   350000        0        0
ANADARKO PETE CORP             COM              032511107     6072    91718 SH       SOLE                    91718        0        0
CHEMTURA CORP                  COM NEW          163893209     8700   600000 SH       SOLE                   600000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107      246   950000 SH  PUT  SOLE                   950000        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402     6212  1068301 SH       SOLE                  1068301        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401        0   300000 SH  CALL SOLE                   300000        0        0
GEN-PROBE INC NEW              COM              36866T103      500   200000 SH  CALL SOLE                   200000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    11885   928500 SH       SOLE                   928500        0        0
HOWARD HUGHES CORP             COM              44267D107    13155   213419 SH       SOLE                   213419        0        0
HUMAN GENOME SCIENCES INC      COM              444903108     4924   375000 SH       SOLE                   375000        0        0
ILLUMINA INC                   COM              452327109      189   315100 SH  CALL SOLE                   315100        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      269  1200000 SH  PUT  SOLE                  1200000        0        0
MBIA INC                       COM              55262C100     7717   713875 SH       SOLE                   713875        0        0
MBIA INC                       COM              55262C100     2351   837700 SH  CALL SOLE                   837700        0        0
MEADWESTVACO CORP              COM              583334107    15094   525000 SH       SOLE                   525000        0        0
RESEARCH IN MOTION LTD         COM              760975102     2956   400000 SH       SOLE                   400000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      314   570000 SH  PUT  SOLE                   570000        0        0
VIVUS INC                      COM              928551100     7395   259112 SH       SOLE                   259112        0        0
VIVUS INC                      COM              928551100     4165  1206800 SH  CALL SOLE                  1206800        0        0
YAHOO INC                      COM              984332106    14279   902000 SH       SOLE                   902000        0        0